Basis of presentation	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Basis of presentation:

Correvio Pharma Corp. (the “Company” or “Correvio”) was incorporated on March 7, 2018 under the laws of the Canada Business Corporations Act as part of a court approved Plan of Arrangement (the “Arrangement”) to reorganize Cardiome Pharma Corp. (“Cardiome”). The Company’s head office is located at 1441 Creekside Drive, Vancouver, BC, V4S 4J7.

Pursuant to the Arrangement effective May 15, 2018, substantially all of the assets and liabilities of Cardiome excluding its Canadian business portfolio were transferred to Correvio and the shareholders of Cardiome received common shares, on a one-for-one basis, of Correvio. Immediately following the reorganization of Cardiome, Cipher Pharmaceuticals Inc. (“Cipher”) acquired the Canadian business portfolio of Cardiome on May 15, 2018 by way of the acquisition of all of the issued and outstanding commons shares of Cardiome for an aggregate cash consideration in Canadian dollars (C$) of
C$25,500. C$24,500 was received immediately upon closing with C$1,000 receivable in increments of C$250 in each of the four successive quarters subsequent to closing, the first and second of which were received in August 2018 and November 2018. The Canadian income tax losses and other Canadian tax pools of Cardiome remained with Cardiome and were sold to Cipher. Cardiome’s management team and employees became employees of the Company and assumed the same positions they occupied in Cardiome. As a result of the Arrangement, the Company holds all of Cardiome’s pre-transaction assets and assumed liabilities, excluding the Canadian business portfolio acquired by Cipher effective May 15, 2018. In the second quarter of 2018, the Company recorded a gain of $18,489, from its disposition of the Canadian business portfolio and the related tax balances.

The consolidated financial statements for all periods presented herein include the consolidated operations of Cardiome until May 15, 2018 and the operations of the Company thereafter. As a non-recurring related party transaction between companies under common control at the time of the Arrangement, the assets and liabilities were transferred at their carrying values using the continuity-of-interests method of accounting. For accounting purposes, the Company is considered to have continued Cardiome’s pharmaceutical business that was transferred; accordingly, these consolidated financial statements include the consolidated historical operations and changes in the consolidated financial position of Cardiome to May 15, 2018 and those of the Company thereafter. The consolidated balance sheet presented herein as at December 31, 2017 is that of Cardiome and its subsidiaries. Reference in these consolidated financial statements to “the Company” refers to “Cardiome” prior to May 15, 2018.

Correvio (including its former parent Cardiome until May 15, 2018) is a specialty pharmaceutical company dedicated to offering patients and healthcare providers innovative therapeutic options that effectively and conveniently manage acute medical conditions to improve health and quality of life. Correvio strives to find innovative, differentiated medicines that provide therapeutic and economic value to patients, physicians and healthcare systems. Correvio currently has two marketed, in-hospital cardiology products, Brinavess
®
(vernakalant IV), for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults, and Aggrastat
®
(tirofiban HCl), a reversible GP IIb/IIIa inhibitor indicated for use in patients with acute coronary syndrome, which are commercially available in markets outside of the United States. Correvio has licensed a European-approved antibiotic, Xydalba™ (dalbavancin), a second generation, semi-synthetic lipoglycopeptide for the treatment of acute bacterial skin and skin structure infections in adults. Correvio has also licensed Zevtera
®
/Mabelio
®
(ceftobiprole medocaril sodium), a cephalosporin antibiotic for the treatment of community-acquired and hospital-acquired pneumonia. In addition, Correvio has also licensed commercialization rights to a pre-registration drug/device combination product, Trevyent
®
, for the treatment of pulmonary arterial hypertension in certain regions outside the United States and commercialization rights to cardiology products Esmocard
®
and Esmocard Lyo
®
(esmolol hydrochloride), a short-acting beta-blocker used to control rapid heart rate in a number of cardiovascular indications, in certain European countries.

As of December 31, 2018, the Company had $15,596 in cash and cash equivalents, compared to $22,081 at December 31, 2017. The Company has a history of incurring operating losses and negative cash flows from operations. Based on current projections, the Company may not have sufficient capital to fund its current planned operations during the twelve-month period subsequent to the issuance of these consolidated financial statements. The Company is dependent on its ability to raise additional debt or equity financing and to meet revenue covenants in order to meet its current planned operations during the twelve-month period subsequent to the issuance of these consolidated financial statements. There can be no assurance that the Company will be able to raise such additional financing. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the consolidated financial statements issuance date. The accompanying financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.